Principal Funds, Inc.
Supplement dated July 1, 2017
to the Statutory Prospectus dated March 1, 2017, as revised May 2, 2017
(as supplemented on June 16, 2017)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | MidCap Growth Fund III [Member]
MIDCAP GROWTH FUND III
Delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - MidCap Growth Fund III [Member]		MidCap Growth III Fund, Class J [Member]		MidCap Growth III Fund, Institutional Class [Member]	MidCap Growth III Fund, Class R-1 [Member]		MidCap Growth III Fund, Class R-2 [Member]		MidCap Growth III Fund, Class R-3 [Member]		MidCap Growth III Fund, Class R-4 [Member]		MidCap Growth III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.97%		0.97%	0.97%		0.97%		0.97%		0.97%		0.97%
Distribution and Service (12b-1) Fees		0.15%	[1]	none	0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.20%		0.01%	0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)		1.33%		0.99%	1.86%		1.73%		1.55%		1.36%		1.24%
Fee Waiver or Reimbursement	[2]	(0.08%)		(0.08%)	(0.08%)		(0.08%)		(0.08%)		(0.08%)		(0.08%)
Net Expenses (as a percentage of Assets)		1.25%		0.91%	1.78%		1.65%		1.47%		1.28%		1.16%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.08% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
Delete the Example section and replace with the following: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - MidCap Growth Fund III [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Growth III Fund, Class J [Member]	227	414	721	1,594
MidCap Growth III Fund, Institutional Class [Member]	93	307	539	1,206
MidCap Growth III Fund, Class R-1 [Member]	181	577	998	2,173
MidCap Growth III Fund, Class R-2 [Member]	168	537	931	2,034
MidCap Growth III Fund, Class R-3 [Member]	150	482	837	1,839
MidCap Growth III Fund, Class R-4 [Member]	130	423	737	1,628
MidCap Growth III Fund, Class R-5 [Member]	118	386	673	1,493

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | MidCap Growth Fund III [Member] | MidCap Growth III Fund, Class J [Member] | USD ($)	127	414	721	1,594